Schedule of investments
Delaware Growth and Income Fund
December 31, 2020 (Unaudited)
	Number of shares	Value (US $)
Common Stock — 98.79%
Communication Services — 11.88%
AT&T	1,123,700	$32,317,612
Comcast Class A	657,480	34,451,952
Verizon Communications	520,100	30,555,875
Walt Disney †	183,509	33,248,161
		130,573,600
Consumer Discretionary — 5.98%
Dollar Tree †	291,900	31,536,876
Lowe's	212,800	34,156,528
		65,693,404
Consumer Staples — 8.80%
Archer-Daniels-Midland	658,400	33,189,944
Conagra Brands	867,200	31,444,672
Mondelez International Class A	548,000	32,041,560
		96,676,176
Energy — 2.84%
ConocoPhillips	780,600	31,216,194
		31,216,194
Financials — 12.24%
Allstate	313,800	34,496,034
American International Group	856,600	32,430,876
Discover Financial Services	387,168	35,050,319
Truist Financial	679,400	32,563,642
		134,540,871
Healthcare — 17.70%
Cardinal Health	581,800	31,161,208
Cigna	151,800	31,601,724
CVS Health	456,400	31,172,120
Johnson & Johnson	215,800	33,962,604
Merck & Co.	389,000	31,820,200
Viatris †	1,858,204	34,822,743
		194,540,599
Industrials — 11.99%
Caterpillar	183,914	33,476,026
Honeywell International	160,474	34,132,820
Northrop Grumman	106,000	32,300,320
Raytheon Technologies	446,501	31,929,286
		131,838,452
Information Technology — 17.89%
Broadcom	78,000	34,152,300
Cisco Systems	734,900	32,886,775
Cognizant Technology Solutions Class A	415,685	34,065,386
Intel	607,100	30,245,722
Motorola Solutions	193,200	32,855,592
	Number of shares	Value (US $)
Common Stock (continued)
Information Technology (continued)
Oracle	501,100	$32,416,159
		196,621,934
Materials — 3.21%
DuPont de Nemours	496,700	35,320,337
		35,320,337
Real Estate — 3.19%
Equity Residential	592,300	35,111,544
		35,111,544
Utilities — 3.07%
Edison International	537,500	33,765,750
		33,765,750
Total Common Stock (cost $966,073,591)		1,085,898,861

Short-Term Investments — 1.10%
Money Market Mutual Funds — 1.10%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.00%)	3,024,860	3,024,860
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	3,024,860	3,024,860
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.02%)	3,024,860	3,024,860
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	3,024,860	3,024,860
Total Short-Term Investments (cost $12,099,440)		12,099,440

Total Value of Securities—99.89% (cost $978,173,031)		1,097,998,301
Receivables and Other Assets Net of Liabilities—0.11%		1,225,619
Net Assets Applicable to 84,174,975 Shares Outstanding—100.00%		$1,099,223,920
†	Non-income producing security.

NQ-Q7V [12/20] 2/21 (1511347)    1

Schedule of investments
Delaware Growth and Income Fund (Unaudited)
Summary of abbreviations:
GS – Goldman Sachs
2    NQ-Q7V [12/20] 2/21 (1511347)